Average Annual Total Returns - Goldman Sachs Target Date 2050 Portfolio	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares Since Inception	Class A Shares Inception Date	Class A Shares S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 1 Year	Class A Shares S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 5 Years	Class A Shares S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes) Since Inception	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares Since Inception	Institutional Shares Inception Date	Institutional Shares S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 1 Year	Institutional Shares S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 5 Years	Institutional Shares S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes) Since Inception	Service Shares 1 Year	Service Shares 5 Years	Service Shares Since Inception	Service Shares Inception Date	Service Shares S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 1 Year	Service Shares S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 5 Years	Service Shares S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes) Since Inception	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares Since Inception	Investor Shares Inception Date	Investor Shares S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 1 Year	Investor Shares S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 5 Years	Investor Shares S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes) Since Inception	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares Since Inception	Class R Shares Inception Date	Class R Shares S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 1 Year	Class R Shares S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 5 Years	Class R Shares S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes) Since Inception	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares Since Inception	Class R6 Shares Inception Date	Class R6 Shares Return After Taxes on Distributions 1 Year	Class R6 Shares Return After Taxes on Distributions 5 Years	Class R6 Shares Return After Taxes on Distributions Since Inception	Class R6 Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class R6 Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class R6 Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class R6 Shares S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 1 Year	Class R6 Shares S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 5 Years	Class R6 Shares S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes) Since Inception
Total	7.34%		9.13%	Aug. 22, 2016	13.16%		10.84%	14.08%		10.99%	Aug. 22, 2016	13.16%		10.84%	13.69%		10.47%	Aug. 22, 2016	13.16%		10.84%	13.89%		10.82%	Aug. 22, 2016	13.16%		10.84%	13.30%		10.27%	Aug. 22, 2016	13.16%		10.84%	14.09%	11.17%	9.52%	Jan. 03, 2011	13.18%	8.86%	8.37%	8.89%	8.31%	7.54%	13.16%	10.96%	9.05%